Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2013 Common Stock
Issuance of stock, offering cost	$ 858	$ 29,221	$ 80,969	$ 3,047,687